Subsidiaries (Schedule of Material Interest In Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Opc Israel Energy Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%	100.00%
Opc Holdings Israel Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%	0.00%
CPV Group LP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%